Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Changes in Goodwill

	2024 £m	2023 £m
Cost at 1 January	6,811	7,046
Exchange adjustments	(39)	(313)
Additions through business combinations (Note 41)	210	109
Other movements (Note 41)	–	(31)
Cost at 31 December	6,982	6,811
Net book value at 1 January	6,811	7,046
Net book value at 31 December	6,982	6,811

Summary of Goodwill Allocated to Segments	All goodwill is allocated to the Group’s segments as follows:

	2024 £m	2023 £m
Commercial operations	6,076	5,951
Research and development	906	860
Net book value at 31 December	6,982	6,811

Schedule of Discounted Cash Flow Models Used in Impairment Tests	Details relating to the discounted cash flow models used in the impairment tests are as follows:

Valuation basis	Fair value less costs of disposal
Key assumptions	Sales growth rates Profit margins Terminal growth rate Discount rate Taxation rate
Determination of assumptions
Growth rates are internal forecasts based on both internal and external market information.
Margins reflect past experience, adjusted for expected changes.
Terminal growth rates based on management’s estimate of future long-term average growth rates.
Discount rates based on Group WACC, adjusted where appropriate.
Taxation rates based on appropriate rates for each jurisdiction.

Period of specific projected cash flows	Five years
Terminal growth rate and discount rate		Terminal growth rate	Discount rate
2024
	Commercial operations	1% p.a.	7.5% p.a.
	Research and development	1% p.a.	7.5% p.a.
2023
	Commercial operations	0% p.a.	7% p.a.
	Research and development	0% p.a.	7% p.a.